Chapter 11 (Tables)	12 Months Ended
Dec. 31, 2022
Reorganizations [Abstract]
Schedule of allocation of shares	The breakout shown below shows the equity allocation before and after the conversion of the Convertible Bond.

Recipient of Shares	Number of shares	% allocation	Equity dilution on conversion of convertible bond
Allocation to predecessor senior secured lenders	41,499,999	83.00%	78.85%
Allocation to new money lenders - holders of subscription rights	6,250,001	12.50%	11.87%
Allocation to new money lenders - backstop parties	2,125,000	4.25%	4.04%
Allocation to predecessor shareholders	124,998	0.25%	0.24%
Allocation to convertible bondholder	—	—%	5.00%
Total shares issued on emergence	49,999,998	100.00%	100.00%

Liabilities subject to compromise
Liabilities subject to compromise include the following:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Senior under-secured external debt	—	5,662
Accounts payable and other liabilities	—	36
Accrued interest on external debt	—	34
Amount due to related party	—	503
Liabilities subject to compromise	—	6,235
Liabilities subject to compromise are presented on the Consolidated Balance Sheet as at December 31, 2022 (Successor) and December 31, 2021 (Predecessor) as follows:

	Successor	Predecessor
(In $ millions)	December 31, 2022	December 31, 2021
Liabilities subject to compromise	—	6,117
Liabilities subject to compromise associated with assets held for sale	—	118
Total liabilities subject to compromise	—	6,235

Schedule of reorganization items

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Gain on settlement of liabilities subject to compromise (a)	—	3,581	—	—
Fresh Start valuation adjustments (b)	—	242	—	—
Loss on deconsolidation of Paratus Energy Services (c)	—	(112)	—	—
Advisory and professional fees (d)	(15)	(44)	(127)	—
Gain on write-off of related party payables	—	—	—	—
Expense of predecessor Directors & Officers insurance policy	—	(17)	—	—
Remeasurement of terminated lease to allowed claim	—	—	(186)	—
Interest income on surplus cash	—	1	3	—
Total reorganization items, net	(15)	3,651	(310)	—
Attributable to:
Continuing operations	(15)	3,683	(296)	—
Discontinued operations	—	(32)	(14)	—
a.Gain on liabilities subject to compromise
On emergence from Chapter 11 proceedings, we settled liabilities subject to compromise in accordance with the Plan. This included extinguishment of our secured external debt and amounts due under our sale and leaseback agreements with SFL Corporation. Refer to Note 5 - "Fresh Start accounting" for further information.
b.     Fresh Start valuation adjustments
On emergence from Chapter 11 proceedings and under the application of Fresh Start accounting, we allocated the reorganization value to our assets and liabilities based on their estimated fair values. The effects of the application of Fresh Start accounting applied as of February 22, 2022. The new basis of our assets and liabilities are reflected in the Consolidated Balance Sheet at December 31, 2022 (Successor) and the related adjustments were recorded in the Consolidated Statements of Operations in the Predecessor. Refer to Note 5 - "Fresh Start accounting" for further information.
c.     Loss on deconsolidation of Paratus Energy Services Ltd
The loss on deconsolidation reflects the impact of the sale of 65% of Seadrill's interest in Paratus Energy Services Ltd (formerly NSNCo), as we deconsolidated the carrying value of the net assets of Paratus and recorded the 35% retained interest at fair value. The difference between the net assets deconsolidated and retained 35% interest represents a loss on deconsolidation.

(In $ millions)	January 20, 2022
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	(152)
Fair value of retained 35% interest in Paratus Energy Services Ltd	56
Reclassification of NSNCo accumulated other comprehensive losses to income on disposal	(16)
Loss on deconsolidation of Paratus Energy Services Ltd	(112)
d.     Advisory and professional fees
Professional and advisory fees incurred for post-petition Chapter 11 expenses. Professional and advisory expenses have been incurred post-emergence but relate to our Chapter 11 proceedings.